Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of Detailed Information About Intangible Assets [Abstract]
INTANGIBLE ASSETS
14	INTANGIBLE ASSETS

The movement of intangible assets during the year is as follows:

	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD
2020
Cost:
At January 1, 2020	1,893,210	245,757	42,850	140,688	2,322,505
Additions	-	-	16,600	-	16,600
Additions – internally developed	775,890	7,627	-	16,701	800,218
Transferred	-	89,261	-	(89,261)	-
At December 31, 2020	2,669,100	342,645	59,450	68,128	3,139,323
Amortization:
At January 1, 2020	829,451	104,235	6,359	-	940,045
Charge for the year (note 6)	466,192	146,092	10,992	-	623,276
At December 31, 2020	1,295,643	250,327	17,351	-	1,563,321
Net carrying amount:
At December 31, 2020	1,373,457	92,318	42,099	68,128	1,576,002

2021
Cost:
At January 1, 2021	2,669,100	342,645	59,450	68,128	3,139,323
Additions	-	-	18,864	86,350	105,214
Additions – internally developed	911,599	123,851	-	38,099	1,073,549
Transferred	-	81,701	-	(81,701)	-
At December 31, 2021	3,580,699	548,197	78,314	110,876	4,318,086
Amortization:
At January 1, 2021	1,295,643	250,327	17,351	-	1,563,321
Charge for the year (note 6)	619,259	74,556	18,104	-	711,919
At December 31, 2021	1,914,902	324,883	35,455	-	2,275,240
Net carrying amount:
At December 31, 2021	1,665,797	223,314	42,859	110,876	2,042,846

Work in progress represent costs incurred in relation to internally produced originals and sessions which are not yet released as well as software being developed by a third party.